Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Total risk-based capital:
Actual		¥ 2,256,549
Required		120.00%
Common Equity Tier 1 capital:
Required		4.50%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 4,247,000	¥ 3,857,000
Actual		7,437,000	7,002,000
Tier 1 capital:
Required	[1]	5,140,000	4,783,000
Actual		¥ 9,192,000	¥ 8,212,000
Required	[1]	8.635%	7.75%
Actual		15.44%	13.30%
Total risk-based capital:
Required	[1]	¥ 6,331,000	¥ 6,017,000
Actual		¥ 10,860,000	¥ 10,051,000
Required	[1]	10.635%	9.75%
Actual		18.24%	16.28%
Common Equity Tier 1 capital:
Required	[1]	7.135%	6.25%
Actual		12.49%	11.34%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,400,000	¥ 2,541,000
Actual		6,584,000	6,304,000
Tier 1 capital:
Required		3,200,000	3,388,000
Actual		¥ 8,330,000	¥ 7,536,000
Required		6.00%	6.00%
Actual		15.61%	13.34%
Total risk-based capital:
Required		¥ 4,267,000	¥ 4,517,000
Actual		¥ 9,881,000	¥ 9,149,000
Required		8.00%	8.00%
Actual		18.52%	16.20%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.34%	11.16%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,312,000	¥ 2,432,000
Actual		6,330,000	6,057,000
Tier 1 capital:
Required		3,082,000	3,243,000
Actual		¥ 8,081,000	¥ 7,316,000
Required		6.00%	6.00%
Actual		15.73%	13.53%
Total risk-based capital:
Required		¥ 4,109,000	¥ 4,324,000
Actual		¥ 9,619,000	¥ 8,938,000
Required		8.00%	8.00%
Actual		18.72%	16.53%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.32%	11.20%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 112,000	¥ 112,000
Actual		498,000	466,000
Tier 1 capital:
Required		149,000	149,000
Actual		¥ 499,000	¥ 466,000
Required		6.00%	6.00%
Actual		20.05%	18.73%
Total risk-based capital:
Required		¥ 199,000	¥ 199,000
Actual		¥ 505,000	¥ 485,000
Required		8.00%	8.00%
Actual		20.28%	19.47%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		19.99%	18.73%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 112,000	¥ 113,000
Actual		504,000	475,000
Tier 1 capital:
Required		149,000	150,000
Actual		¥ 504,000	¥ 475,000
Required		6.00%	6.00%
Actual		20.28%	18.98%
Total risk-based capital:
Required		¥ 199,000	¥ 200,000
Actual		¥ 509,000	¥ 493,000
Required		8.00%	8.00%
Actual		20.50%	19.70%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		20.28%	18.98%

[1]	The required ratios disclosed above, at March 31, 2017 and 2018, include the transitional capital conservation buffer of 1.25% and 1.875%, respectively, the countercyclical capital buffer of 0% and 0.01%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.5% and 0.75%, respectively, which are all both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.